OTHER PAYABLES AND ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2021
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

16.	OTHER PAYABLES AND ACCRUED EXPENSES

As of June 30, 2021 and December 31, 2020, other payables and accrued expenses consist of:

	June 30, 2021	December 31, 2020
	(Unaudited)
Advances from unrelated third parties (i)	$274,084	$469,418
Other taxes payable (ii)	4,111,865	4,089,013
Unrecognized tax liability (iii)	-	433,000
Accrued professional fees	184,140	404,025
Amount due to employees (iv)	134,496	65,785
Other current liabilities (v)	287,216	1,174,856
	$4,991,801	$6,636,097

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.

(iii)	The unrecognized tax liability refers to the land value added tax due to the sale of property, equipment, and land use rights in September 2015. As of June 30, 2021, the unrecognized tax liability passed the 5-year statute of limitation and recognized as other income in the consolidated statement of operations.

(iv)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.

(v)	The other current liabilities as of June 30, 2021 included the security and deposit of approximate $207,000. The decrease was for: a) approximate of $203,000 payable of prior year’s government funding has been settled during the six months ended June 30, 2021, and b) an amount of $767,500 for ordinary shares converted from the convertible debt have been issued as of June 30, 2021.